Schedule III-Supplementary Insurance Information	12 Months Ended
Dec. 31, 2015
Supplementary Insurance Information [Abstract]
Supplementary Insurance Information
Schedule III — Supplementary Insurance Information

	Future policy benefits and expenses	Unearned premiums	Claims and benefits payable	Premium revenue	Net investment income	Benefits claims, losses and settlement expenses	Other operating expenses
	(in thousands)
2015	$216,602	$4,004	$107,075	$21,669	$5,965	$16,327	$6,689
2014	$210,978	$4,281	$108,426	$23,702	$6,834	$15,941	$7,755
2013	$146,041	$2,996	$110,544	$27,343	$7,000	$21,281	$9,935